Long-term Borrowings, current and non-current (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Borrowings, current and non-current
Current portion of long-term borrowings	$ 25	$ 10	$ 22
Long-term borrowings, excluding current portion	$ 148	756	183
Total long-term borrowings		$ 766	$ 205